DISCONTINUED OPERATIONS: (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	$ 151,503	$ 232,049
Accounts payable	155,476	247,362
Other current liabilities	$ 34,034	$ 53,949
Desktop business | Spin-off
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable			$ 3,944
Accounts payable			7,666
Other current liabilities			$ 1,446
Desktop business | Spin-off | Type A Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of wholly owned subsidiaries of discontinued operation | subsidiary	4